Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average
			Summary
	Summary		Compensation	Average	Value of Initial Fixed $100
	Compensation		Table	Compensation	Investment Based on:
	Table	Compensation	Total for	Actually Paid to	West Total	Peer Group Total
	Total for	Actually Paid to	Non-PEO	Non-PEO	Shareholder	Shareholder	Net Income	Revenue
Year	PEO ($)(1)	PEO ($)(1,2,3)	NEOs ($)(1)	NEOs ($)(1,2,3)	Return ($)	Return ($)(4)	(GAAP)($MM)	($MM)(5)
2025	7,190,876	4,115,453	3,799,861	3,767,358	59	118	494	3,074
2024	8,394,201	5,251,027	1,751,246	1,232,922	70	103	493	2,893
2023	9,418,624	16,987,422	2,082,653	3,165,717	75	100	593	2,950
2022	7,905,061	(12,073,257)	1,772,404	(632,515)	50	98	586	2,887
2021	9,472,757	35,095,275	1,998,585	5,071,519	100	100	662	2,832
(1)	For each year represented, our PEO and NEOs were as follows:

Officer	2025	2024	2023	2022	2021
PEO	Eric M. Green	Eric M. Green	Eric M. Green	Eric M. Green	Eric M. Green
NEO	Robert W. McMahon	Bernard J. Birkett	Bernard J. Birkett	Bernard J. Birkett	Bernard J. Birkett
NEO	Shane A. Campbell	Silji Abraham	Silji Abraham	Silji Abraham	Silji Abraham
NEO	Annette F. Favorite	Annette F. Favorite	Kimberly B. MacKay	Kimberly B. MacKay	David Montecalvo
NEO	Kimberly B. MacKay	Kimberly B. MacKay	Cindy Reiss-Clark	Cindy Reiss-Clark	Kimberly B. MacKay
NEO	Bernard J. Birkett

(2)	Amounts shown for Compensation “Actually Paid” are computed in accordance with Item 402(v) and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described in footnote (3) below.
(3)	Compensation “Actually Paid” reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718. The valuation methodologies and assumptions used to calculate Compensation “Actually Paid” are based on our grant date fair value of these awards as disclosed in the Company’s audited financial statements for the years reflected in the table below.

Summary Compensation Table Total to Compensation “Actually Paid” Reconciliation for the PEO and Non-PEO NEOs
	Calculation for PEO					Calculation for Average of Non-PEO NEOs

Calculation(A) of Compensation “Actually Paid”	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)
SCT Total Compensation	9,472,757	7,905,061	9,418,624	8,394,201	7,190,876	1,998,585	1,772,404	2,082,653	1,751,246	3,799,861
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(5,500,108)	(6,000,281)	(6,500,268)	(6,800,291)	(4,436,009)	(762,613)	(987,595)	(1,062,670)	(1,100,313)	(2,222,397)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year	12,288,155	4,429,188	7,670,988	6,443,448	5,736,271	1,509,999	734,313	1,254,057	1,042,573	2,649,012
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	19,186,892	(13,183,737)	3,050,648	(2,826,375)	(2,830,452)	2,238,405	(1,598,040)	416,668	(462,313)	(301,482)
Change in Fair Value of Stock and Options Awards from Prior Years that Vested in the Covered year	(346,776)	(5,103,659)	3,370,158	47,293	(1,497,428)	87,143	(553,597)	475,009	2,307	(156,634)
Less: Aggregate Change in Actuarial Present Value of Pension Benefits	(5,645)	(119,829)	(22,728)	(7,249)	(47,805)	—	—	—	(578)	(1,002)
Compensation “Actually Paid”	35,095,275	(12,073,257)	16,987,422	5,251,027	4,115,453	5,071,519	(632,515)	3,165,717	1,232,922	3,767,358
(A)	For the PEO and other NEOs, for each covered year, service cost and prior service cost of pension benefits equals $0, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each vesting date in accordance with Item 402(v). The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the SCT.

(4)	Reflects total shareholder return indexed to $100 per share for West and the S&P 500 Health Care Index (“Peer Group”), which is the industry line peer group reported in our 2025 Form 10-K. For each reporting year, TSR is measured as follows:

Reporting Year	Beginning	End	Number of Years
2025	1/2/2021	12/31/2025	5
2024	1/2/2021	12/31/2024	4
2023	1/2/2021	12/31/2023	3
2022	1/2/2021	12/31/2022	2
2021	1/2/2021	12/31/2021	1

(5)	Pursuant to Item 402(v), we determined West’s revenue to be the most important financial performance measure used to link Company performance to Compensation “Actually Paid” to our PEO and other NEOs, and this is designated as our Company-Selected Measure for 2025. This performance measure may not have been the most important financial performance measure for years 2021 through 2024, and we may determine a different financial performance measure to be the most important such measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)	For each year represented, our PEO and NEOs were as follows:

Officer	2025	2024	2023	2022	2021
PEO	Eric M. Green	Eric M. Green	Eric M. Green	Eric M. Green	Eric M. Green
NEO	Robert W. McMahon	Bernard J. Birkett	Bernard J. Birkett	Bernard J. Birkett	Bernard J. Birkett
NEO	Shane A. Campbell	Silji Abraham	Silji Abraham	Silji Abraham	Silji Abraham
NEO	Annette F. Favorite	Annette F. Favorite	Kimberly B. MacKay	Kimberly B. MacKay	David Montecalvo
NEO	Kimberly B. MacKay	Kimberly B. MacKay	Cindy Reiss-Clark	Cindy Reiss-Clark	Kimberly B. MacKay
NEO	Bernard J. Birkett

Peer Group Issuers, Footnote
(4)	Reflects total shareholder return indexed to $100 per share for West and the S&P 500 Health Care Index (“Peer Group”), which is the industry line peer group reported in our 2025 Form 10-K. For each reporting year, TSR is measured as follows:

Reporting Year	Beginning	End	Number of Years
2025	1/2/2021	12/31/2025	5
2024	1/2/2021	12/31/2024	4
2023	1/2/2021	12/31/2023	3
2022	1/2/2021	12/31/2022	2
2021	1/2/2021	12/31/2021	1

PEO Total Compensation Amount	$ 7,190,876	$ 8,394,201	$ 9,418,624	$ 7,905,061	$ 9,472,757
PEO Actually Paid Compensation Amount	$ 4,115,453	5,251,027	16,987,422	(12,073,257)	35,095,275
Adjustment To PEO Compensation, Footnote
(3)	Compensation “Actually Paid” reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718. The valuation methodologies and assumptions used to calculate Compensation “Actually Paid” are based on our grant date fair value of these awards as disclosed in the Company’s audited financial statements for the years reflected in the table below.

Summary Compensation Table Total to Compensation “Actually Paid” Reconciliation for the PEO and Non-PEO NEOs
	Calculation for PEO					Calculation for Average of Non-PEO NEOs

Calculation(A) of Compensation “Actually Paid”	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)
SCT Total Compensation	9,472,757	7,905,061	9,418,624	8,394,201	7,190,876	1,998,585	1,772,404	2,082,653	1,751,246	3,799,861
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(5,500,108)	(6,000,281)	(6,500,268)	(6,800,291)	(4,436,009)	(762,613)	(987,595)	(1,062,670)	(1,100,313)	(2,222,397)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year	12,288,155	4,429,188	7,670,988	6,443,448	5,736,271	1,509,999	734,313	1,254,057	1,042,573	2,649,012
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	19,186,892	(13,183,737)	3,050,648	(2,826,375)	(2,830,452)	2,238,405	(1,598,040)	416,668	(462,313)	(301,482)
Change in Fair Value of Stock and Options Awards from Prior Years that Vested in the Covered year	(346,776)	(5,103,659)	3,370,158	47,293	(1,497,428)	87,143	(553,597)	475,009	2,307	(156,634)
Less: Aggregate Change in Actuarial Present Value of Pension Benefits	(5,645)	(119,829)	(22,728)	(7,249)	(47,805)	—	—	—	(578)	(1,002)
Compensation “Actually Paid”	35,095,275	(12,073,257)	16,987,422	5,251,027	4,115,453	5,071,519	(632,515)	3,165,717	1,232,922	3,767,358
(A)	For the PEO and other NEOs, for each covered year, service cost and prior service cost of pension benefits equals $0, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.

Non-PEO NEO Average Total Compensation Amount	$ 3,799,861	1,751,246	2,082,653	1,772,404	1,998,585
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,767,358	1,232,922	3,165,717	(632,515)	5,071,519
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Compensation “Actually Paid” reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718. The valuation methodologies and assumptions used to calculate Compensation “Actually Paid” are based on our grant date fair value of these awards as disclosed in the Company’s audited financial statements for the years reflected in the table below.

Summary Compensation Table Total to Compensation “Actually Paid” Reconciliation for the PEO and Non-PEO NEOs
	Calculation for PEO					Calculation for Average of Non-PEO NEOs

Calculation(A) of Compensation “Actually Paid”	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)
SCT Total Compensation	9,472,757	7,905,061	9,418,624	8,394,201	7,190,876	1,998,585	1,772,404	2,082,653	1,751,246	3,799,861
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(5,500,108)	(6,000,281)	(6,500,268)	(6,800,291)	(4,436,009)	(762,613)	(987,595)	(1,062,670)	(1,100,313)	(2,222,397)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year	12,288,155	4,429,188	7,670,988	6,443,448	5,736,271	1,509,999	734,313	1,254,057	1,042,573	2,649,012
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	19,186,892	(13,183,737)	3,050,648	(2,826,375)	(2,830,452)	2,238,405	(1,598,040)	416,668	(462,313)	(301,482)
Change in Fair Value of Stock and Options Awards from Prior Years that Vested in the Covered year	(346,776)	(5,103,659)	3,370,158	47,293	(1,497,428)	87,143	(553,597)	475,009	2,307	(156,634)
Less: Aggregate Change in Actuarial Present Value of Pension Benefits	(5,645)	(119,829)	(22,728)	(7,249)	(47,805)	—	—	—	(578)	(1,002)
Compensation “Actually Paid”	35,095,275	(12,073,257)	16,987,422	5,251,027	4,115,453	5,071,519	(632,515)	3,165,717	1,232,922	3,767,358
(A)	For the PEO and other NEOs, for each covered year, service cost and prior service cost of pension benefits equals $0, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.

Equity Valuation Assumption Difference, Footnote

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each vesting date in accordance with Item 402(v). The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the SCT.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Listed below are the financial and non-financial performance measures which in our assessment represent the most important performance measures we used during 2025 to link Compensation “Actually Paid” to our PEO and other NEOs to company performance.

Most Important Performance Measures
Revenue
Earnings per Share
Operating Cash Flow
Consolidated Gross Profit
Sales Compounded Annual Growth Rate
Return on Invested Capital

Total Shareholder Return Amount	$ 59	70	75	50	100
Peer Group Total Shareholder Return Amount	118	103	100	98	100
Net Income (Loss)	$ 494,000,000	$ 493,000,000	$ 593,000,000	$ 586,000,000	$ 662,000,000
Company Selected Measure Amount	3,074,000,000	2,893,000,000	2,950,000,000	2,887,000,000	2,832,000,000
PEO Name	Eric M. Green
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(5)	Pursuant to Item 402(v), we determined West’s revenue to be the most important financial performance measure used to link Company performance to Compensation “Actually Paid” to our PEO and other NEOs, and this is designated as our Company-Selected Measure for 2025. This performance measure may not have been the most important financial performance measure for years 2021 through 2024, and we may determine a different financial performance measure to be the most important such measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Consolidated Gross Profit
Measure:: 5
Pay vs Performance Disclosure
Name	Sales Compounded Annual Growth Rate
Measure:: 6
Pay vs Performance Disclosure
Name	Return on Invested Capital
Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,805)	$ (7,249)	$ (22,728)	$ (119,829)	$ (5,645)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,436,009)	(6,800,291)	(6,500,268)	(6,000,281)	(5,500,108)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,736,271	6,443,448	7,670,988	4,429,188	12,288,155
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,830,452)	(2,826,375)	3,050,648	(13,183,737)	19,186,892
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,497,428)	47,293	3,370,158	(5,103,659)	(346,776)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,002)	(578)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,222,397)	(1,100,313)	(1,062,670)	(987,595)	(762,613)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,649,012	1,042,573	1,254,057	734,313	1,509,999
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(301,482)	(462,313)	416,668	(1,598,040)	2,238,405
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (156,634)	$ 2,307	$ 475,009	$ (553,597)	$ 87,143